13. Financial assets at fair value through profit or loss (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialAssetsAtFairValueThroughProfitOrLossLineItems [Line Items]
Current	$ 2,897,258	$ 1,993,915
Government bonds
SummaryOfFinancialAssetsAtFairValueThroughProfitOrLossLineItems [Line Items]
Current	1,239,282	387,279
Money market funds
SummaryOfFinancialAssetsAtFairValueThroughProfitOrLossLineItems [Line Items]
Current	$ 1,657,976	$ 1,606,636